Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

February 13, 2015

Jimena Acuña Smith

(415) 315-2306

jimena.smith@ropesgray.com

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

On behalf of RS Variable Products Trust (the “Trust”), we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and related form of proxy for use in connection with a meeting of shareholders of the Trusts.

The meeting of shareholders is scheduled to be held on April 24, 2015 and is being called to consider and vote on the approval of a plan of liquidation with respect to RS Money Market VIP Series, and to transact such other business as may properly come before the meeting and any adjournments thereof.

Copies of the Notice and the Proxy Statement are expected to be made available to shareholders beginning on or about March 20, 2015.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (415) 315-2306.

Very truly yours,

/s/ Jimena Acuña Smith, Esq.
Jimena Acuña Smith, Esq.

Enclosure
cc:	Elizabeth Reza, Esq. Timothy W. Diggins, Esq.